UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital Income Builder®
Investment portfolio

January 31, 2008
unaudited

Common stocks — 69.10%	Shares	Market value (000)

FINANCIALS — 14.77%
Banco Santander, SA1	53,312,614	$933,950
Bank of America Corp.	19,127,340	848,298
HSBC Holdings PLC (Hong Kong)[1]	27,710,097	412,806
HSBC Holdings PLC (United Kingdom)[1]	26,358,402	395,140
Fannie Mae	17,165,000	581,207
Wachovia Corp.	12,975,000	505,117
Hang Seng Bank Ltd.[1]	24,296,400	486,952
Banco Itaú Holding Financeira SA, preferred nominative	19,212,500	432,131
BNP Paribas SA1	4,260,270	420,654
Wells Fargo & Co.	12,070,000	410,501
Société Générale[1]	3,243,246	401,886
Freddie Mac	13,044,500	396,422
Citigroup Inc.	13,450,000	379,559
Royal Bank of Canada	7,219,274	364,672
Hudson City Bancorp, Inc.	21,420,000	350,860
BOC Hong Kong (Holdings) Ltd.[1]	127,625,000	320,913
St.George Bank Ltd.[1]	12,343,969	313,449
Lloyds TSB Group PLC[1]	34,727,000	305,705
Toronto-Dominion Bank	4,462,127	302,652
Westfield Group[1]	16,399,838	277,333
EFG Eurobank Ergasias SA1	9,612,733	271,100
HCP, Inc.	8,813,500	268,019
AXA SA1	7,768,333	265,949
Washington Mutual, Inc.	13,300,000	264,936
National City Corp.	13,948,000	248,135
Commerzbank U.S. Finance, Inc.[1]	8,065,000	245,991
Bank of Nova Scotia	4,847,200	232,958
ING Groep NV, depository receipts[1]	7,116,216	231,380
iStar Financial, Inc.[2]	8,207,550	218,977
Sun Hung Kai Properties Ltd.[1]	9,922,000	198,723
Westpac Banking Corp.[1]	7,500,000	175,386
JPMorgan Chase & Co.	3,500,000	166,425
Cathay Financial Holding Co., Ltd.[1]	70,000,344	164,531
Sampo Oyj, Class A1	6,299,928	164,357
UniCredit SpA[1]	22,480,000	164,215
Regions Financial Corp.	6,248,050	157,701
Hypo Real Estate Holding AG1	4,486,692	141,392
Equity Residential, shares of beneficial interest	3,750,500	140,306
Chinatrust Financial Holding Co., Ltd.[1,3]	165,157,759	133,406
Irish Life & Permanent PLC[1]	7,713,949	123,106
Banco Bilbao Vizcaya Argentaria, SA1	5,000,000	105,326
AMP Ltd.[1]	13,700,210	105,025
ProLogis, shares of beneficial interest	1,750,000	103,863
S P Setia Bhd.[1,2]	65,577,500	101,855
United Overseas Bank Ltd.[1]	8,150,000	100,948
TrygVesta A/S1	1,374,350	99,576
Wereldhave NV1	864,109	96,204
Kimco Realty Corp.	2,635,600	94,381
CapitaCommercial Trust Management Ltd.[1]	60,919,100	90,310
Bank of New York Mellon Corp.	1,924,536	89,741
Weingarten Realty Investors	2,634,750	88,580
CapitaMall Trust, units[1]	41,282,880	88,084
VastNed Retail NV1,2	845,106	82,567
DnB NOR ASA[1]	6,275,000	81,853
Ascendas Real Estate Investment Trust[1]	52,582,775	81,203
UBS AG1	1,936,620	79,943
Brandywine Realty Trust	4,185,370	78,894
Champion REIT[1]	138,772,000	76,837
Link REIT[1]	28,480,894	72,451
Fortis SA/NV1	3,000,000	66,988
KBC Groep NV1	525,000	66,858
Bank of the Philippine Islands[1]	43,197,720	61,807
AMB Property Corp.	1,175,000	59,455
United Bankshares, Inc.	1,775,000	57,084
Admiral Group PLC[1]	2,900,000	56,728
Siam Commercial Bank PCL[1]	24,349,900	56,428
Goodman Group[1]	13,184,326	52,628
Macquarie International Infrastructure Fund Ltd.[1,2]	83,170,000	51,557
Hospitality Properties Trust	1,500,000	50,925
KeyCorp	1,860,000	48,639
Nieuwe Steen Investments NV1	1,769,100	47,121
Marsh & McLennan Companies, Inc.	1,600,000	44,160
FirstMerit Corp.	1,898,586	42,471
Krung Thai Bank PCL[1]	148,259,100	42,207
Fortune Real Estate Investment Trust[1,2]	52,408,500	37,052
Arthur J. Gallagher & Co.	1,355,000	34,431
Corio NV1	415,000	34,145
CapitaRetail China Trust[1,2,3]	30,837,000	33,491
Lincoln National Corp.	541,500	29,436
XL Capital Ltd., Class A	642,800	28,926
Frasers Centrepoint Trust[1]	30,400,000	26,307
Eurobank Properties REIT[1]	1,950,000	24,757
TICON Industrial Connection PCL[1,2]	41,951,000	24,068
Cambridge Industrial Trust[1,2]	51,975,000	23,399
Allco Commercial REIT[1,2]	44,940,001	21,284
Mapletree Logistics Trust[1]	30,730,000	20,281
Hana Financial Holdings[1]	404,000	19,710
CitySpring Infrastructure Trust[1,2]	26,868,000	14,723
Public Financial Holdings Ltd.[1]	16,713,000	12,750
Cathay No. 2 Real Estate Investment Trust[1]	31,500,000	9,747
Fubon No. 2 Real Estate Investment Trust[1]	29,900,000	8,750
		15,743,154

UTILITIES — 10.42%
E.ON AG1	12,776,000	2,345,821
Veolia Environnement[1]	14,114,362	1,156,726
Exelon Corp.	13,890,000	1,058,279
RWE AG1	8,215,000	1,006,170
SUEZ SA1	11,727,500	716,214
Electricité de France SA1	6,611,000	687,254
Dominion Resources, Inc.	10,278,980	441,996
Fortum Oyj[1]	9,865,000	398,471
FirstEnergy Corp.	5,295,300	377,131
Southern Co.	10,020,000	364,227
PPL Corp.	5,840,000	285,693
Public Service Enterprise Group Inc.	2,781,300	267,005
Hongkong Electric Holdings Ltd.[1]	44,750,000	255,489
Ameren Corp.	4,687,120	210,030
Entergy Corp.	1,652,500	178,767
Edison International	3,000,000	156,480
SP AusNet[1,2]	135,553,825	149,094
Tokyo Gas Co., Ltd.[1]	28,185,000	131,182
FPL Group, Inc.	2,000,000	128,960
DTE Energy Co.	2,750,000	117,287
Xcel Energy Inc.	5,516,000	114,678
Cheung Kong Infrastructure Holdings Ltd.[1]	21,196,000	80,838
Scottish and Southern Energy PLC[1]	2,400,000	72,911
Northeast Utilities	2,000,000	55,440
Progress Energy, Inc.	1,200,000	54,204
Duke Energy Corp.	2,677,640	49,965
NiSource Inc.	2,289,307	43,474
Electricity Generating PCL[1]	13,632,328	40,803
Electricity Generating PCL, nonvoting depositary receipt[1]	178,100	533
National Grid PLC[1]	2,632,652	40,506
Consolidated Edison, Inc.	900,000	39,222
American Electric Power Co., Inc.	684,600	29,321
Pinnacle West Capital Corp.	738,200	28,362
United Utilities PLC[1]	1,666,666	23,759
		11,106,292

TELECOMMUNICATION SERVICES — 9.96%
AT&T Inc.	55,314,027	2,129,037
Verizon Communications Inc.	41,205,500	1,600,422
Koninklijke KPN NV1	65,581,820	1,188,815
France Télécom SA1	27,745,000	978,675
Telefónica, SA1	24,615,000	719,857
Belgacom SA1	12,889,800	629,306
Telenor ASA[1,3]	25,925,000	535,909
Telekomunikacja Polska SA1	45,654,800	437,440
Embarq Corp.[2]	9,263,327	419,629
Chunghwa Telecom Co., Ltd. (ADR)	11,521,511	242,297
Chunghwa Telecom Co., Ltd.[1]	79,914,960	171,757
Singapore Telecommunications Ltd.[1]	138,512,500	360,001
TeliaSonera AB1	35,823,500	316,974
Vodafone Group PLC[1]	80,203,000	281,427
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	145,130,000	146,875
Advanced Info Service PCL[1]	27,980,000	80,100
Philippine Long Distance Telephone Co.[1]	1,053,250	78,874
Far EasTone Telecommunications Co., Ltd.[1]	62,693,000	77,443
DiGi.Com Bhd.[1]	8,670,800	65,018
Telecom Corp. of New Zealand Ltd.[1]	17,409,301	55,166
StarHub Ltd[1]	25,787,250	54,047
BT Group PLC[1]	10,000,000	51,942
		10,621,011

ENERGY — 6.09%
Sasol Ltd.[1]	25,936,931	1,236,971
Chevron Corp.	11,510,000	972,595
Royal Dutch Shell PLC, Class A (ADR)	6,828,000	487,587
Royal Dutch Shell PLC, Class B1	4,497,187	155,557
Royal Dutch Shell PLC, Class B (ADR)	1,866,228	129,050
Royal Dutch Shell PLC, Class A1	3,055,000	109,092
ENI SpA[1]	22,743,000	732,030
ConocoPhillips	9,072,300	728,687
Husky Energy Inc.	16,130,000	669,040
StatoilHydro ASA[1]	15,801,434	412,744
SBM Offshore NV1,2	8,335,188	241,016
Enbridge Inc.	2,989,368	119,521
Marathon Oil Corp.	2,500,000	117,125
PetroChina Co. Ltd., Class H1	81,918,000	115,093
PTT Exploration and Production PCL[1]	22,350,000	100,192
TOTAL SA1	694,000	50,275
TOTAL SA (ADR)	600,000	43,668
Oil & Natural Gas Corp. Ltd.[1]	1,564,561	39,942
Spectra Energy Corp	1,338,820	30,579
		6,490,764

CONSUMER STAPLES — 5.33%
Altria Group, Inc.	11,820,000	896,192
PepsiCo, Inc.	8,795,000	599,731
Diageo PLC[1]	28,448,000	572,235
Nestlé SA1	1,150,000	512,692
UST Inc.[2]	8,542,000	443,842
Kellogg Co.	9,024,000	432,250
H.J. Heinz Co.	8,394,751	357,281
Reynolds American Inc.	5,380,000	340,715
ConAgra Foods, Inc.	12,850,000	276,661
Foster’s Group Ltd.[1]	47,820,985	242,496
Kimberly-Clark Corp.	3,000,000	196,950
Kraft Foods Inc., Class A	6,035,076	176,586
General Mills, Inc.	3,000,000	163,830
Coca-Cola Co.	2,625,000	155,321
SABMiller PLC[1]	7,100,000	153,437
Imperial Tobacco Group PLC[1]	1,390,000	67,708
Sara Lee Corp.	4,200,000	59,052
Lion Nathan Ltd.[1]	4,431,066	37,831
		5,684,810

INDUSTRIALS — 4.82%
General Electric Co.	32,750,000	1,159,677
Siemens AG1	3,880,000	502,105
Macquarie Infrastructure Group[1,2]	142,568,021	393,466
United Technologies Corp.	4,855,000	356,405
Macquarie Airports[1,2]	93,268,737	330,115
Deutsche Post AG1	9,170,159	297,620
Emerson Electric Co.	5,400,000	274,536
Leighton Holdings Ltd.[1]	5,347,000	243,755
Sandvik AB1	16,895,000	243,313
Singapore Technologies Engineering Ltd.[1]	91,974,000	219,293
AB Volvo, Class B1	14,542,000	194,125
Geberit AG1	770,000	106,619
Transport International Holdings Ltd.[1]	20,174,000	89,395
Hopewell Holdings Ltd.[1]	19,640,300	86,116
Waste Management, Inc.	2,600,000	84,344
Uponor Oyj[1]	3,335,000	82,448
Singapore Post Private Ltd.[1,2]	107,025,000	81,941
Qantas Airways Ltd.[1]	15,052,744	63,913
Koninklijke BAM Groep NV1	3,239,832	61,132
Spirax-Sarco Engineering PLC[1]	3,190,391	56,993
BELIMO Holding AG1,2	42,250	37,990
AB SKF, Class B1	2,000,000	35,842
Hopewell Highway Infrastructure Ltd.[1]	40,730,900	31,541
Seco Tools AB, Class B1	1,660,000	25,549
Rentokil Initial PLC[1]	10,900,000	23,470
Fong’s Industries Co. Ltd.[1,2]	36,590,000	21,175
Seaspan Corp.	650,000	19,591
Macquarie Infrastructure Co. LLC	339,100	11,211
		5,133,680

CONSUMER DISCRETIONARY — 4.19%
Daimler AG1	8,242,887	643,998
Renault SA1	4,663,000	530,877
OPAP (Greek Organization of Football Prognostics) SA1	12,807,040	447,292
Carnival Corp., units	8,425,000	374,828
Genuine Parts Co.	6,945,000	305,094
Esprit Holdings Ltd.[1]	23,383,700	304,172
McDonald’s Corp.	4,400,000	235,620
General Motors Corp.	6,000,000	169,860
Vivendi SA1	3,540,000	142,272
Macquarie Communications Infrastructure Group[1,2]	26,596,968	120,205
Macquarie Communications Infrastructure Group[1,2,4]	4,332,067	19,579
Kingfisher PLC[1]	41,487,400	121,326
Idearc Inc.	7,339,714	119,344
Greene King PLC[1,2]	7,668,071	114,686
DSG International PLC[1]	74,823,761	113,392
William Hill PLC[1]	13,037,970	105,785
Mediaset SpA[1]	9,720,000	85,589
Television Broadcasts Ltd.[1]	10,717,000	58,396
Schibsted ASA[1]	1,907,400	57,989
British Sky Broadcasting Group PLC[1]	4,665,000	50,994
Intercontinental Hotels Group PLC[1]	2,412,352	37,230
Shangri-La Asia Ltd.[1]	11,930,000	34,748
Ekornes ASA[1,2]	1,980,425	34,472
Aristocrat Leisure Ltd.[1]	3,791,027	34,152
SanomaWSOY Oyj, Class B1	1,192,200	31,086
Halfords Group PLC[1]	5,100,000	29,253
Kesa Electricals PLC[1]	5,175,000	24,885
Fisher & Paykel Appliances Holdings Ltd.[1]	10,600,000	23,428
Samson Holding Ltd.[1]	109,290,000	20,674
KangwonLand Inc.[1]	875,000	20,482
Headlam Group PLC[1]	2,500,000	20,442
Gestevisión Telecinco SA1	762,000	16,281
Ruby Tuesday, Inc.	2,097,329	16,128
		4,464,559

MATERIALS — 3.91%
Bayer AG, non-registered shares[1]	8,882,000	729,739
China Steel Corp.[1]	455,549,548	637,320
ArcelorMittal[1]	7,730,000	512,510
BlueScope Steel Ltd.[1]	27,500,000	255,742
Ambuja Cements Ltd.[1]	72,387,919	224,877
Koninklijke DSM NV1	4,730,000	199,646
Israel Chemicals Ltd.[1]	13,100,907	169,689
Weyerhaeuser Co.	2,500,000	169,300
Fletcher Building Ltd.[1]	21,176,596	169,089
RPM International, Inc.[2]	6,900,000	149,316
Norsk Hydro ASA[1]	11,470,000	137,297
Packaging Corp. of America	5,000,000	121,200
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,673,000	120,138
POSCO[1]	180,000	97,549
Dow Chemical Co.	2,200,000	85,052
Stora Enso Oyj, Class R1	6,000,000	83,258
Worthington Industries, Inc.	3,639,800	59,656
UPM-Kymmene Oyj[1]	3,100,000	58,614
Norske Skogindustrier ASA[1]	9,439,285	54,521
PaperlinX Ltd.[1,2]	22,547,000	44,285
Compass Minerals International, Inc.	905,727	38,421
Boral Ltd.[1]	6,013,024	32,687
Hung Hing Printing Group Ltd.[1]	29,024,000	11,474
Temple-Inland Inc.	472,860	8,866
		4,170,246

HEALTH CARE — 3.68%
Merck & Co., Inc.	17,998,100	832,952
Roche Holding AG1	4,016,000	725,801
Pfizer Inc	23,905,000	559,138
Abbott Laboratories	9,048,700	509,442
Bristol-Myers Squibb Co.	19,950,000	462,641
Johnson & Johnson	6,500,000	411,190
Sonic Healthcare Ltd.[1]	10,740,949	158,779
Orion Oyj, Class B1	5,708,194	128,181
Fisher & Paykel Healthcare Corp. Ltd.[1,2]	33,221,000	79,278
Baxter International Inc.	560,440	34,041
Oriola-KD Oyj, Class B1	4,205,677	18,425
		3,919,868

INFORMATION TECHNOLOGY — 1.74%
Microsoft Corp.	16,615,000	541,649
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	197,300,184	375,618
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,265,542	104,544
Intel Corp.	14,300,000	303,160
Delta Electronics, Inc.[1]	59,955,950	151,602
Lite-On Technology Corp.[1]	97,658,427	146,263
Wistron Corp.[1]	58,093,119	88,145
Halma PLC[1]	14,093,000	57,762
Acer Inc.[1]	23,804,795	37,641
Rotork PLC[1]	1,760,000	28,624
Oakton Ltd.[1,2]	4,617,960	20,057
		1,855,065

MISCELLANEOUS — 4.19%
Other common stocks in initial period of acquisition		4,467,000

Total common stocks (cost: $60,803,048,000)		73,656,449

		Market value
Preferred stocks — 0.57%	Shares	(000)

FINANCIALS — 0.37%
Santander Finance Preferred S.A., Unipersonal, 6.50%	4,416,000	$98,808
Fannie Mae, Series E, 5.10%	607,841	21,882
Fannie Mae, Series O, 7.00%[5,6]	431,805	21,509
Fannie Mae, Series L, 5.125%	468,050	19,111
Sumitomo Mitsui Banking Corp. 6.078%[5,6]	51,000,000	47,424
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[6]	45,829,000	43,764
Freddie Mac, Series V, 5.57%	1,968,085	41,394
Bank of America Corp., Series E, 0% depositary shares	2,036,800	40,481
Public Storage, Inc., Series F, 6.45%	1,000,000	22,210
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[5,6]	14,520,000	13,456
XL Capital Ltd., Series E, 6.50%[6]	11,555,000	9,141
iStar Financial, Inc., Series F, 7.80% cumulative redeemable[2]	400,000	7,800
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[5,6]	7,500,000	6,035
Wachovia Capital Trust III 5.80%[6]	5,000,000	3,953
		396,968

UTILITIES — 0.02%
Alabama Power Co. 5.625%	800,000	19,425

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[5,6]	13,000,000	11,245

INDUSTRIALS — 0.00%
General Electric Co. 4.50% PINES 2035	1,905,000	1,828

MISCELLANEOUS — 0.17%
Other preferred stocks in initial period of acquisition		177,059

Total preferred stocks (cost: $638,903,000)		606,525

	Shares or
Convertible securities — 0.41%	principal amount

CONSUMER DISCRETIONARY — 0.15%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	4,383,600	148,692
General Motors Corp., Series B, 5.25% convertible preferred 2032	17,500,000	13,958
		162,650

FINANCIALS — 0.10%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	965	78,165
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[1,3,4]	450,000	24,323
		102,488

UTILITIES — 0.07%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	80,675

MISCELLANEOUS — 0.09%
Other convertible securities in initial period of acquisition		96,536

Total convertible securities (cost: $437,505,000)		442,349

	Principal amount	Market value
Bonds & notes — 21.36%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[7] — 7.74%
Fannie Mae 4.89% 2012	$25,000	$25,632
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012[1]	20,000	20,778
Fannie Mae 4.00% 2015	18,759	18,891
Fannie Mae 11.00% 2015	550	637
Fannie Mae 7.00% 2016	74	79
Fannie Mae 11.00% 2016	216	252
Fannie Mae 5.00% 2017	172	175
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	12,441	12,801
Fannie Mae 5.00% 2018	29,326	29,826
Fannie Mae 5.00% 2018	1,878	1,909
Fannie Mae 11.00% 2018	499	590
Fannie Mae 4.50% 2019	25,954	26,050
Fannie Mae 4.50% 2019	24,426	24,501
Fannie Mae 4.50% 2019	17,834	17,900
Fannie Mae 5.50% 2019	3,509	3,607
Fannie Mae 4.50% 2020	108,256	108,591
Fannie Mae 4.50% 2020	34,400	34,528
Fannie Mae 5.50% 2020	8,027	8,247
Fannie Mae 11.00% 2020	179	201
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	15,000	14,745
Fannie Mae 6.00% 2021	1,488	1,539
Fannie Mae 6.00% 2021	1,173	1,214
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	52,120	51,943
Fannie Mae 10.50% 2022	323	372
Fannie Mae 6.00% 2024	35,926	37,067
Fannie Mae 6.00% 2026	84,504	87,187
Fannie Mae 6.00% 2027	223,383	229,919
Fannie Mae 6.50% 2027	31,147	32,357
Fannie Mae 6.50% 2027	8,402	8,729
Fannie Mae 6.50% 2027	5,425	5,636
Fannie Mae 6.50% 2027	2,115	2,197
Fannie Mae 6.50% 2027	920	955
Fannie Mae 6.50% 2028	1,208	1,255
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	337	364
Fannie Mae 7.50% 2029	73	81
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	3,064	3,206
Fannie Mae 7.50% 2031	228	250
Fannie Mae 7.50% 2031	46	51
Fannie Mae 5.50% 2033	10,480	10,645
Fannie Mae 5.50% 2033	3,805	3,866
Fannie Mae 5.50% 2034	18,117	18,381
Fannie Mae 5.00% 2035	5,162	5,143
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	15,000	15,375
Fannie Mae 5.50% 2035	11,556	11,717
Fannie Mae 6.50% 2035	21,301	22,250
Fannie Mae 7.00% 2035	764	799
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	13,942	10,554
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	10,182	8,055
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,443	1,919
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,124	1,626
Fannie Mae, Series 2006-65, Class PF, 3.656% 2036[6]	14,850	14,779
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	29,014	29,481
Fannie Mae 6.00% 2036	79,350	81,442
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	73,599	76,126
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	64,642	66,872
Fannie Mae 6.00% 2036	57,000	58,503
Fannie Mae 6.00% 2036	50,337	51,665
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	49,054	51,430
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	43,590	45,314
Fannie Mae 6.00% 2036	32,262	33,113
Fannie Mae 6.00% 2036	23,440	24,059
Fannie Mae 6.00% 2036	22,296	22,884
Fannie Mae 6.00% 2036	17,904	18,376
Fannie Mae 6.00% 2036	4,782	4,908
Fannie Mae 7.50% 2036	3,140	3,316
Fannie Mae 5.164% 2037[6]	29,878	30,407
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	83,100	83,729
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	62,631	64,491
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	19,090	19,520
Fannie Mae 5.50% 2037	7,828	7,935
Fannie Mae 5.50% 2037	4,753	4,818
Fannie Mae 5.50% 2037	4,380	4,440
Fannie Mae 5.50% 2037	4,081	4,136
Fannie Mae 5.50% 2037	2,014	2,041
Fannie Mae 5.50% 2037	1,417	1,436
Fannie Mae 5.695% 2037[6]	29,354	30,112
Fannie Mae 6.00% 2037	24,343	24,985
Fannie Mae 6.00% 2037	22,199	22,784
Fannie Mae 6.00% 2037	20,540	20,972
Fannie Mae 6.00% 2037	14,868	15,260
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	9,550	9,917
Fannie Mae 6.00% 2037	4,879	4,982
Fannie Mae 6.011% 2037[6]	3,861	3,983
Fannie Mae 6.50% 2037[1]	76,176	78,461
Fannie Mae 6.50% 2037	48,058	49,642
Fannie Mae 6.50% 2037	23,874	24,661
Fannie Mae 6.50% 2037	20,392	21,051
Fannie Mae 6.50% 2037	18,127	18,724
Fannie Mae 6.50% 2037	16,772	17,414
Fannie Mae 6.50% 2037	9,264	9,618
Fannie Mae 6.50% 2037	6,255	6,458
Fannie Mae 6.50% 2037	5,219	5,419
Fannie Mae 6.50% 2037	5,134	5,303
Fannie Mae 6.50% 2037	3,170	3,291
Fannie Mae 6.546% 2037[6]	4,227	4,353
Fannie Mae 6.761% 2037[6]	4,380	4,521
Fannie Mae 6.808% 2037[6]	3,434	3,549
Fannie Mae 7.00% 2037	70,673	73,826
Fannie Mae 7.00% 2037	33,506	35,042
Fannie Mae 7.00% 2037	14,311	14,949
Fannie Mae 7.00% 2037[1]	13,726	14,319
Fannie Mae 7.00% 2037	6,553	6,846
Fannie Mae 7.00% 2037	6,136	6,473
Fannie Mae 7.00% 2037	5,571	5,820
Fannie Mae 7.00% 2037	4,000	4,178
Fannie Mae 7.00% 2037	2,929	3,059
Fannie Mae 7.00% 2037	2,569	2,708
Fannie Mae 7.00% 2037	1,721	1,800
Fannie Mae 7.00% 2037	1,625	1,697
Fannie Mae 7.00% 2037	1,410	1,473
Fannie Mae 7.00% 2037	1,404	1,469
Fannie Mae 7.00% 2037	1,296	1,366
Fannie Mae 7.00% 2037	1,006	1,051
Fannie Mae 7.00% 2037	954	997
Fannie Mae 7.00% 2037	891	939
Fannie Mae 7.50% 2037	14,794	15,625
Fannie Mae 7.50% 2037	7,904	8,412
Fannie Mae 7.50% 2037	5,362	5,663
Fannie Mae 7.50% 2037[1]	4,013	4,214
Fannie Mae 7.50% 2037	2,678	2,829
Fannie Mae 7.50% 2037[1]	820	860
Fannie Mae 7.50% 2037	676	714
Fannie Mae 5.381% 2038[6]	28,639	29,209
Fannie Mae 5.462% 2038[6]	42,146	43,122
Fannie Mae 5.492% 2038[6]	16,213	16,576
Fannie Mae 6.50% 2038	42,780	44,164
Fannie Mae 6.50% 2038	39,716	41,000
Fannie Mae 7.00% 2038	7,600	7,939
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	417	456
Fannie Mae 7.00% 2047	6,127	6,381
Freddie Mac 4.00% 2015	9,893	9,765
Freddie Mac 6.00% 2017	400	415
Freddie Mac 4.50% 2018	5,271	5,287
Freddie Mac 4.50% 2019	9,819	9,840
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,411
Freddie Mac 5.50% 2019	11,111	11,407
Freddie Mac 4.50% 2020	22,985	23,020
Freddie Mac, Series 2642, Class BL, 3.50% 2023	11,033	10,468
Freddie Mac, Series 2626, Class NG, 3.50% 2023	5,527	5,200
Freddie Mac, Series 1617, Class PM, 6.50% 2023[1]	4,345	4,626
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	5,713	4,688
Freddie Mac 6.00% 2026	33,879	34,971
Freddie Mac 6.00% 2026	9,461	9,766
Freddie Mac 5.50% 2027	56,369	57,395
Freddie Mac 6.00% 2027	26,713	27,574
Freddie Mac 6.50% 2027	33,009	34,292
Freddie Mac 6.50% 2027	28,293	29,392
Freddie Mac, Series 2153, Class GG, 6.00% 2029	8,309	8,592
Freddie Mac, Series 2122, Class QM, 6.25% 2029	15,860	16,331
Freddie Mac 6.50% 2032	4,331	4,528
Freddie Mac 7.50% 2032	1,978	2,116
Freddie Mac, Series 3061, Class PN, 5.50% 2035	24,480	25,293
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	24,374	18,863
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	14,873	11,932
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[1]	6,309	5,284
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	5,189
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[1]	5,756	4,867
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	3,651	2,901
Freddie Mac, Series 3156, Class NG, 6.00% 2036	58,868	61,893
Freddie Mac 7.00% 2036	8,381	8,765
Freddie Mac 5.415% 2037[6]	9,057	9,209
Freddie Mac 5.438% 2037[6]	20,000	20,349
Freddie Mac 5.489% 2037[6]	35,487	36,340
Freddie Mac 5.50% 2037	48,936	49,219
Freddie Mac, Series 3286, Class JN, 5.50% 2037	38,646	39,514
Freddie Mac 5.50% 2037	28,240	28,598
Freddie Mac 5.732% 2037[6]	22,729	23,373
Freddie Mac 5.887% 2037[6]	6,948	7,120
Freddie Mac, Series 3271, Class OA, 6.00% 2037	38,511	40,602
Freddie Mac 6.00% 2037	3,447	3,535
Freddie Mac 6.00% 2037	746	766
Freddie Mac 6.232% 2037[6]	16,073	16,768
Freddie Mac 6.289% 2037[6]	9,830	10,003
Freddie Mac 6.361% 2037[6]	40,033	41,195
Freddie Mac 6.50% 2037[1]	40,570	41,787
Freddie Mac 7.00% 2037	7,507	7,842
Freddie Mac 5.628% 2038[6]	15,675	15,980
Freddie Mac 5.932% 2038[6]	20,000	20,327
Freddie Mac 6.50% 2047	13,932	14,344
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	54,532	54,073
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	26,722	26,611
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	24,091	23,353
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	11,683	11,684
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	5,792	5,800
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.662% 2035[6]	23,651	22,384
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	4,424	4,274
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	29,417	28,911
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	18,404	18,354
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	6,145	5,703
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,112	2,083
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	13,101	13,088
Countrywide Alternative Loan Trust, Series 2006-31CB, Class A-3, 6.00% 2036	75,194	76,526
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	17,398	17,455
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	16,995	16,957
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A-1, 5.50% 2037[1]	5,360	5,362
Countrywide Alternative Loan Trust, Series 2007-12T1, Class A-6, 6.00% 2037	46,242	43,039
Countrywide Alternative Loan Trust, Series 2007-12T1, Class A-5, 6.00% 2037	10,250	9,130
Countrywide Alternative Loan Trust, Series 2007-24, Class A-10, 7.00% 2037	14,062	13,970
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.963% 2047[6]	75,368	68,938
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	14,380	14,252
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[1]	1,292	1,327
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	596	599
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	808	815
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,356	2,387
CS First Boston Mortgage Securities Corp., Series 2004-AR8, Class 2-A-1, 4.595% 2034[6]	7,524	7,438
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.629% 2034[6]	6,461	6,443
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1, 4.645% 2034[6]	15,011	15,128
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	618	617
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,790	2,909
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	47,581	49,494
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class G, 7.165% 2035[5]	1,435	1,514
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[1,5]	71,296	54,033
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, 4.485% 2036	4,357	4,320
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	20,609	20,815
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	52,357	51,547
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	11,000	10,646
CS First Boston Mortgage Securities Corp., Series 2007-2, Class 3-A-4, 5.50% 2037	32,100	29,594
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[1]	63,231	63,034
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[1,6]	14,535	14,677
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-1, 3.466% 2039	4,295	4,264
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[1,6]	18,000	18,665
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1,6]	37,500	37,977
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,550	6,624
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	17,707	17,644
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-MS5, Class I-A-1, 5.00% 2018	14,991	14,942
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	2,102	2,094
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	8,586	8,695
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[6]	3,768	3,674
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[6]	3,492	3,492
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.556% 2034[6]	4,119	4,013
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.072% 2036[6]	5,194	5,311
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.825% 2037[6]	65,814	65,869
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.877% 2037[6]	71,068	72,210
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.877% 2037[6]	88,650	88,720
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 3.636% 2045[6]	16,454	15,475
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	22,710	22,601
Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.00% 2019	116	115
Residential Accredit Loans, Inc., Series 2005-QS3, Class II-A-1, 5.00% 2020	30,607	30,460
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	42,273	41,078
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034[1]	1,429	714
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[1]	124	120
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	11,765	11,637
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035	9,774	9,790
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	2,000	1,863
Residential Accredit Loans, Inc., Series 2005-QS10, Class I-A, 6.00% 2035	8,040	7,952
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	4,620	4,656
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.248% 2036[6]	4,073	3,772
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	61,292	62,153
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	44,617	45,465
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[1]	44,615	44,281
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class F, 7.099% 2035[1,5,6]	2,000	2,047
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	10,000	10,008
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[6]	5,000	4,737
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	15,000	14,970
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	15,473	15,328
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	34,520	34,464
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-2, 4.851% 2042	26,685	26,452
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[1,6]	14,840	13,729
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.472% 2043[6]	7,200	7,003
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-M, 5.513% 2043[6]	16,830	15,883
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[6]	15,000	15,045
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[6]	18,000	18,755
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	36,700	36,482
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)[1]	21,630	21,731
CHL Mortgage Pass-Through Trust, Series 2003-J10, Class 2-A-1, 5.00% 2018	6,386	6,365
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.837% 2033[6]	6,531	6,472
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.045% 2034[6]	5,812	5,711
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.708% 2034[6]	3,841	3,837
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.095% 2034[6]	3,387	3,204
CHL Mortgage Pass-Through Trust, Series 2005-12, Class 2-A-5, 5.50% 2035	12,305	12,236
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.616% 2035[1,6]	33,412	31,107
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.219% 2037[6]	23,942	24,137
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.951% 2047[6]	42,812	43,565
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.105% 2047[1,6]	90,401	90,378
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.001% 2035[1,6]	10,674	10,523
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.887% 2036[6]	13,319	13,630
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.924% 2036[1,6]	12,144	12,011
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[1,6]	52,761	51,190
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.909% 2037[6]	51,476	51,605
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.959% 2037[6]	23,978	24,167
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.997% 2037[6]	62,144	63,115
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	40,639	40,060
Wells Fargo Mortgage-backed Securities Trust, Series 2003-10, Class A-1, 4.50% 2018	8,713	8,589
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	3,590	3,538
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	7,726	7,658
Wells Fargo Mortgage-backed Securities Trust, Series 2003-1, Class I-A-5, 5.25% 2018	15,650	15,675
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	51,702	51,501
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	21,250	21,304
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.108% 2035[6]	10,000	9,957
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.655% 2036[6]	30,576	30,768
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	20,750	20,187
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.088% 2037[6]	38,501	39,059
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	48,450	48,767
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	45,718	46,905
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.902% 2037[6]	23,312	23,744
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	15,900	16,238
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	67,564	67,604
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	19,633	19,728
Washington Mutual Mortgage, WMALT Series 2005-1, Class 4-A, 5.50% 2020	14,440	14,510
Washington Mutual Mortgage, WMALT Series 2005-2, Class 3-A, 5.50% 2020	11,082	11,136
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 3.636% 2035[6]	24,155	22,800
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	11,835	11,613
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,265	1,249
Washington Mutual Mortgage, WMALT Series 2007-2, Class 1-A-1, 7.00% 2037	25,694	26,360
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[6]	17,488	16,915
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	5,470	5,364
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	21,034	20,670
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.005% 2036[6]	29,189	29,321
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.64% 2037[6]	28,446	26,661
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-2, 5.676% 2035	2,731	2,740
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	21,018	21,661
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	7,888	8,182
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-2, 4.176% 2041	8,871	8,778
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042[1]	25,040	25,466
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 2045[6]	21,700	21,318
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.902% 2045[6]	4,955	4,949
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	32,651	32,810
MASTR Alternative Loan Trust, Series 2004-4, Class 9-A-1, 5.50% 2019	8,074	8,113
MASTR Alternative Loan Trust, Series 2004-13, Class 2-A-1, 5.50% 2020	22,273	22,381
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	753	745
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,663	1,633
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	7,863	7,674
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035[1]	4,053	3,816
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	8,398	8,086
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	7,843	7,645
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	10,365	10,355
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	27,523	27,686
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	14,986	15,028
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4, Class I-A-10, 6.25% 2037	36,586	36,587
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.845% 2036[6]	62,192	62,429
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.368% 2036[1,6]	27,928	25,973
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[6]	85,572	84,816
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.975% 2033[6]	3,672	3,632
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.369% 2034[6]	5,661	5,638
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.964% 2034[6]	8,068	8,086
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.047% 2034[6]	8,236	8,283
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1,6]	50,000	47,563
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.144% 2036[1,6]	76,206	70,989
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,5]	32,500	32,913
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,5]	34,000	33,459
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030	15,595	15,586
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	4,350	4,385
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	24,915	26,059
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-3, 4.207% 2041	17,648	17,508
GE Commercial Mortgage Corp., Series 2005-C2, Class A-2, 4.706% 2043	40,006	39,738
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[6]	6,000	6,063
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[6]	17,000	16,947
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[5]	26,000	25,970
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1,5]	13,620	13,439
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	20,000	19,862
Crown Castle Towers LLC, Series 2006-1, Class D, 5.772% 2036[1,5]	3,380	3,275
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	24,821	24,737
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[1]	34,735	34,474
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,5]	22,000	22,262
SBA CMBS Trust, Series 2005-1, Class C, 5.731% 2035[1,5]	17,320	17,024
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[5]	16,500	16,588
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[1,5]	2,000	1,935
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.496% 2046[6]	58,595	56,213
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	28,052	27,724
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	27,210	26,539
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033[1]	4,052	4,089
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	22,230	23,180
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	13,285	13,087
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	13,250	13,722
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.802% 2035[1,6]	17,421	15,679
Bear Stearns ALT-A Trust, Series 2006-6, Class II-A-1, 5.928% 2036[6]	39,087	37,997
Cendant Mortgage Capital LLC, Series 2003-7P, Class A-1, 4.876% 2017[1,5,6]	13,969	14,110
Cendant Mortgage Capital LLC, Series 2003-9, Class II-A-1, 4.837% 2018[6]	8,736	8,830
Cendant Mortgage Capital LLC, Series 2003-5P, Class A-3, 4.918% 2019[5,6]	15,145	15,472
Cendant Mortgage Capital LLC, Series 2003-8, Class II-A-1, 4.909% 2033[6]	14,481	14,631
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[1,5]	27,000	26,606
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[1,5]	10,000	9,463
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,5]	14,000	12,995
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	20,144	20,075
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 2042[6]	24,000	23,838
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 2042[6]	5,000	5,043
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	3,775	3,726
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	20,877	20,695
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.507% 2027[5,6]	1,465	1,463
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035[1]	14,080	12,436
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035[1]	6,414	6,142
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	45,973	43,191
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	7,244	7,236
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[6]	15,000	14,800
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	17,027
Impac Secured Assets Trust, Series 2006-1, Class 1-A-1-1, 6.25% 2036[6]	38,731	38,122
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	38,142	37,803
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-1, 5.50% 2018	16,221	16,340
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[6]	19,604	19,699
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,5,6]	35,315	34,915
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035[1]	29,976	29,838
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	3,254	3,198
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A-2, 6.36% 2034	28,625	29,708
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[1]	11,096	9,015
Government National Mortgage Assn. 6.00% 2035	4,998	5,136
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	13,268	10,450
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.309% 2036[6]	24,646	23,556
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	19,500	19,393
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	3,900	3,847
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[5]	7,750	8,162
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29% 2016[5]	13,900	14,744
Northern Rock PLC 5.625% 2017[5]	20,000	20,833
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	270	270
J.P. Morgan Mortgage Trust, Series 2005-A4, Class 3-A-1, 5.176% 2035[6]	19,271	19,292
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[6]	17,000	16,530
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	16,667	16,519
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[5]	15,000	16,515
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	16,076	16,005
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 4.921% 2016[5,6]	8,000	7,962
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	5,859	5,753
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	9,765	9,909
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	3,000	2,924
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	12,850	12,810
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	6,211	6,276
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,698	5,979
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	5,290	5,285
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,800	5,801
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[5]	10,000	11,027
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	10,000	10,170
RAMP Trust, Series 2005-SL2, Class A-I, 6.00% 2017	9,010	9,115
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	8,915	8,936
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	8,956	8,760
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.922% 2035[6]	8,098	8,113
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 4.96% 2018[5,6]	8,000	8,021
MASTR Asset Securitization Trust, Series 2004-6, Class 4-A-1, 5.00% 2019	7,822	7,793
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	5,991	5,959
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[6]	4,979	5,020
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[5]	3,500	3,595
Residential Funding Mortgage Securities I, Inc., Series 2003-S20, Class II-A-1, 4.75% 2018	2,528	2,511
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class G, 7.437% 2034[5,6]	2,000	1,939
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1, 6.049% 2034[6]	612	612
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	293	293
		8,253,517

FINANCIALS — 3.57%
Washington Mutual Bank, FA, Series 11, 6.875% 2011	25,375	24,229
Washington Mutual, Inc. 5.95% 2013	5,750	5,250
Washington Mutual, Inc. 4.625% 2014	395	313
Washington Mutual Bank, FA 5.65% 2014	5,190	4,580
Washington Mutual Bank, FA 4.908% 2015[6]	10,000	8,469
Washington Mutual Bank, FA, Series 16, 5.125% 2015	36,850	32,187
Washington Mutual, Inc. 5.25% 2017	1,220	1,015
Washington Mutual, Inc. 7.25% 2017	9,675	8,451
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[5,6]	37,200	25,256
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[5,6]	51,500	35,847
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[5,6]	5,200	3,565
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[5,6]	53,100	48,927
ASIF Global Financing XXIII 3.90% 2008[5]	13,605	13,588
International Lease Finance Corp. 4.35% 2008	28,500	28,569
International Lease Finance Corp. 4.50% 2008	5,000	5,005
AIG SunAmerica Global Financing VII 5.85% 2008[5]	5,000	5,045
International Lease Finance Corp. 6.375% 2009	15,000	15,431
American International Group, Inc. 4.70% 2010	2,500	2,541
International Lease Finance Corp. 5.00% 2010	4,560	4,657
International Lease Finance Corp., Series Q, 5.45% 2011	20,000	20,608
International Lease Finance Corp. 5.00% 2012	10,000	10,120
International Lease Finance Corp., Series R, 5.40% 2012	4,000	4,128
American General Finance Corp., Series J, 6.50% 2017	16,750	16,732
American General Finance Corp., Series J, 6.90% 2017	28,800	29,540
American International Group, Inc., Series G, 5.85% 2018	4,100	4,118
ILFC E-Capital Trust II 6.25% 2065[5,6]	15,000	14,448
American International Group, Inc., Series A-1, 6.25% 2087[6]	13,225	11,590
Lehman Brothers Holdings Inc., Series I, 4.171% 2011[6]	7,275	6,912
Lehman Brothers Holdings Inc., Series I, 4.607% 2012[6]	7,340	6,848
Lehman Brothers Holdings Inc. 5.625% 2013	46,000	46,644
Lehman Brothers Holdings Inc. 6.50% 2017	58,620	60,015
Lehman Brothers Holdings Inc. 6.75% 2017	17,380	18,050
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[6]	20,160	15,588
BankAmerica Corp. 5.875% 2009	7,500	7,695
Bank of America Corp. 4.25% 2010	15,000	15,264
Bank of America Corp. 7.125% 2011	1,750	1,922
Bank of America Corp. 5.375% 2012	25,000	26,073
Bank of America Corp. 5.75% 2017	37,000	38,140
Bank of America Corp. 8.00% (undated)[6]	58,000	60,351
Merrill Lynch & Co., Inc., Series C, 6.05% 2012	28,400	29,582
Merrill Lynch & Co., Inc. 5.45% 2013	76,100	76,301
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	31,980	32,908
CIT Group Inc. 6.875% 2009	12,460	12,485
CIT Group Inc. 4.25% 2010	10,000	9,625
CIT Group Inc. 5.20% 2010	20,000	19,472
CIT Group Inc. 5.60% 2011	15,000	14,501
CIT Group Inc. 7.625% 2012	15,410	15,210
CIT Group Inc. 5.65% 2017	9,445	7,844
CIT Group Inc. 5.80% 2036	7,100	6,033
CIT Group Inc. 6.00% 2036	2,885	2,167
CIT Group Inc. 6.10% 2067[6]	39,670	28,273
J.P. Morgan Chase & Co. 6.75% 2011	13,000	13,916
JPMorgan Chase Bank & Co. 5.375% 2012	10,000	10,401
J.P. Morgan Chase & Co. 4.891% 2015[6]	45,000	42,195
JPMorgan Chase Bank NA 6.00% 2017	7,500	7,834
JPMorgan Chase Capital XX, Series T, 6.55% 2066	30,000	27,554
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[6]	15,000	13,593
Citigroup Inc. 4.125% 2010	11,000	11,038
Citigroup Inc. 4.625% 2010	10,000	10,160
Citigroup Inc. 5.30% 2012	9,500	9,833
Citigroup Inc. 5.50% 2012	20,000	20,851
Citigroup Inc. 6.125% 2017	22,500	23,769
Citigroup Capital XXI 8.30% 2057[6]	28,600	30,921
Countrywide Home Loans, Inc., Series K, 5.625% 2009	5,000	4,595
Countrywide Home Loans, Inc., Series H, 6.25% 2009	8,100	7,525
Countrywide Financial Corp., Series A, 4.50% 2010	7,945	7,001
Countrywide Financial Corp., Series B, 5.80% 2012	91,635	81,613
BBVA International SA Unipersonal 5.919% (undated)[5,6]	111,800	96,444
American Express Credit Corp., Series B, 5.00% 2010	9,000	9,225
American Express Centurion Bank 5.55% 2012	20,000	20,766
American Express Co. 6.15% 2017	24,830	25,682
American Express Co. 6.80% 2066[6]	33,750	32,977
Wells Fargo & Co. 5.25% 2012	29,000	30,180
Wells Fargo & Co. 4.375% 2013	35,500	35,530
Wells Fargo Bank, National Assn. 4.75% 2015	10,000	9,871
Wells Fargo & Co. 5.625% 2017	10,000	10,296
Household Finance Corp. 4.125% 2008	6,000	6,019
Household Finance Corp. 6.40% 2008	50,000	50,467
HSBC Holdings PLC 6.50% 2037	24,850	24,415
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[5]	6,000	6,010
Prudential Funding, LLC, Series B, 6.60% 2008[5]	12,412	12,499
Prudential Financial, Inc., Series D, 5.10% 2011	11,785	12,189
Prudential Financial, Inc., Series D, 5.15% 2013	19,000	19,273
Prudential Financial, Inc., Series D, 5.50% 2016	1,500	1,513
Prudential Financial, Inc., Series D, 6.00% 2017	10,000	10,256
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	15,000	18,603
Residential Capital Corp. 7.875% 2010[6]	41,310	27,058
General Motors Acceptance Corp. 6.875% 2011	17,000	14,874
General Motors Acceptance Corp. 7.25% 2011	30,000	27,122
General Motors Acceptance Corp. 7.00% 2012	5,000	4,341
Residential Capital, LLC 8.00% 2012[6]	3,515	2,215
SLM Corp., Series A, 3.625% 2008	10,000	9,951
SLM Corp., Series A, 4.00% 2009	10,000	9,662
SLM Corp., Series A, 4.74% 2009[6]	10,000	9,363
SLM Corp., Series A, 4.50% 2010	21,000	19,347
SLM Corp., Series A, 5.40% 2011	20,000	18,302
SLM Corp., Series A, 5.00% 2015	10,000	8,347
Liberty Mutual Group Inc. 5.75% 2014[5]	10,000	10,452
Liberty Mutual Group Inc. 6.50% 2035[5]	11,200	10,276
Liberty Mutual Group Inc. 7.50% 2036[5]	37,050	36,513
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	13,050	11,470
UniCredito Italiano SpA 5.584% 2017[5,6]	32,900	33,599
UniCredito Italiano SpA 6.00% 2017[5]	20,800	21,087
UniCredito Italiano Capital Trust II 9.20% (undated)[5,6]	10,000	10,863
Simon Property Group, LP 5.375% 2008	2,000	2,004
Simon Property Group, LP 3.75% 2009	3,000	2,978
Simon Property Group, LP 4.875% 2010	5,000	5,030
Simon Property Group, LP 4.875% 2010	2,500	2,492
Simon Property Group, LP 5.375% 2011	2,000	1,984
Simon Property Group, LP 5.60% 2011	14,750	14,859
Simon Property Group, LP 5.00% 2012	20,000	19,507
Simon Property Group, LP 5.75% 2012	15,650	15,733
PNC Funding Corp., Series II, 6.113% (undated)[5,6]	9,300	8,376
PNC Funding Corp., Series I, 6.517% (undated)[5,6]	58,200	53,596
Barclays Bank PLC 5.926% (undated)[5,6]	18,290	17,053
Barclays Bank PLC 7.434% (undated)[5,6]	42,350	44,374
Developers Diversified Realty Corp. 3.875% 2009	15,000	14,682
Developers Diversified Realty Corp. 4.625% 2010	19,750	19,093
Developers Diversified Realty Corp. 5.00% 2010	22,500	21,984
Developers Diversified Realty Corp. 5.375% 2012	6,000	5,553
CNA Financial Corp. 6.60% 2008	4,000	4,073
CNA Financial Corp. 6.00% 2011	20,000	20,704
CNA Financial Corp. 5.85% 2014	35,000	34,867
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	38,500	37,908
Westfield Group 5.40% 2012[5]	5,000	5,057
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	14,900	13,913
Capital One Financial Corp. 7.125% 2008	5,750	5,781
Capital One Financial Corp. 5.70% 2011	15,000	13,837
Capital One Bank 6.50% 2013	13,477	12,703
Capital One Financial Corp. 5.50% 2015	5,001	4,520
Capital One Capital III 7.686% 2036[6]	24,875	18,873
Lincoln National Corp. 5.65% 2012	9,000	9,400
Lincoln National Corp. 7.00% 2066[6]	45,510	45,331
Genworth Financial, Inc. 4.75% 2009	13,795	13,876
Genworth Global Funding Trust, Series 2005-A, 5.151% 2010[6]	5,000	4,976
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	21,500	22,209
Genworth Financial, Inc. 6.15% 2066[6]	15,130	13,377
Plum Creek Timberlands, LP 5.875% 2015	53,000	53,782
Wachovia Corp. 5.30% 2011	10,000	10,276
Wachovia Corp. 5.75% 2018	41,000	41,170
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	19,500	19,517
United Dominion Realty Trust, Inc. 6.50% 2009	28,925	29,693
Monumental Global Funding III 4.458% 2014[5,6]	24,860	24,182
Monumental Global Funding III 5.25% 2014[5]	24,000	23,580
Hartford Financial Services Group, Inc. 5.55% 2008	11,585	11,692
Hartford Financial Services Group, Inc. 5.25% 2011	4,500	4,652
Hartford Life Insurance Co. 4.358% 2012[6]	2,500	2,471
Hartford Financial Services Group, Inc. 4.625% 2013	1,500	1,486
Glen Meadow Pass Through Trust 6.505% 2067[1,5,6]	27,500	26,263
Charles Schwab Corp., Series A, 6.375% 2017	26,750	27,707
Schwab Capital Trust I 7.50% 2037[6]	15,200	15,663
Goldman Sachs Group, Inc. 6.25% 2017	15,000	15,934
Goldman Sachs Group, Inc. 5.95% 2018	20,000	20,679
Goldman Sachs Group, Inc. 6.75% 2037	6,000	5,905
iStar Financial, Inc., Series B, 4.875% 2009[2]	2,000	1,959
iStar Financial, Inc. 5.375% 2010[2]	25,675	23,870
iStar Financial, Inc., Series B, 5.125% 2011[2]	10,000	8,896
iStar Financial, Inc. 5.80% 2011[2]	7,600	6,795
Standard Chartered Bank 6.40% 2017[5]	20,350	21,300
Standard Chartered PLC 6.409% (undated)[5,6]	22,100	19,927
XL Capital Ltd. 5.25% 2014	10,000	8,976
Mangrove Bay Pass Through Trust 6.102% 2033[5,6]	30,715	26,645
Twin Reefs Asset Trust (XLFA), Series B, 5.411% (undated)[5,6]	5,500	1,107
Hospitality Properties Trust 7.00% 2008	5,500	5,513
Hospitality Properties Trust 6.75% 2013	18,925	19,746
Hospitality Properties Trust 5.125% 2015	3,000	2,818
Hospitality Properties Trust 6.30% 2016	1,150	1,125
Hospitality Properties Trust 6.70% 2018	5,825	5,612
ProLogis 5.25% 2010	32,000	32,141
New York Life Global Funding 4.625% 2010[5]	5,000	5,119
New York Life Global Funding 5.25% 2012[5]	25,000	26,293
Brandywine Operating Partnership, LP 5.75% 2012	15,030	14,893
Brandywine Operating Partnership, LP 5.40% 2014	3,955	3,692
Brandywine Operating Partnership, LP 5.70% 2017	13,000	11,873
Royal Bank of Scotland Group PLC 6.99% (undated)[5,6]	29,400	29,459
ERP Operating LP 4.75% 2009	6,360	6,319
ERP Operating LP 6.95% 2011	11,200	11,816
ERP Operating LP 5.50% 2012	2,500	2,486
ERP Operating LP 6.625% 2012	8,000	8,321
Santander Issuances, SA Unipersonal 5.286% 2016[5,6]	7,600	7,187
Santander Issuances, SA Unipersonal 5.805% 2016[5,6]	12,700	13,080
Santander Perpetual, SA Unipersonal 6.671% (undated)[5,6]	2,500	2,537
Abbey National PLC 6.70% (undated)[6]	6,000	5,910
Fifth Third Capital Trust IV 6.50% 2067[6]	33,000	28,631
QBE Capital Funding II LP 6.797% (undated)[5,6]	28,900	27,258
ACE INA Holdings Inc. 5.875% 2014	7,500	7,851
ACE INA Holdings Inc. 5.70% 2017	3,825	3,844
ACE Capital Trust II 9.70% 2030	12,210	14,970
Capmark Financial Group, Inc. 5.529% 2010[5,6]	7,107	5,551
Capmark Financial Group, Inc. 5.875% 2012[5]	3,925	2,874
Capmark Financial Group, Inc. 6.30% 2017[1,5]	24,857	17,400
TuranAlem Finance BV 8.00% 2014	10,015	8,788
TuranAlem Finance BV 8.50% 2015	2,500	2,228
TuranAlem Finance BV, Series 8, 8.25% 2037	15,485	13,588
ZFS Finance (USA) Trust I 6.15% 2065[5,6]	4,500	4,258
ZFS Finance (USA) Trust V 6.50% 2067[5,6]	22,000	20,120
Lazard Group LLC 7.125% 2015	18,500	18,759
Lazard Group LLC 6.85% 2017	4,500	4,431
Resona Bank, Ltd. 5.85% (undated)[5,6]	25,000	23,140
Ford Motor Credit Co. 7.875% 2010	10,000	9,419
Ford Motor Credit Co. 7.375% 2011	15,000	13,709
Allstate Corp., Series B, 6.125% 2067[6]	20,000	19,493
Allstate Corp., Series A, 6.50% 2067[6]	2,500	2,285
Zions Bancorporation 5.50% 2015	10,000	9,448
Zions Bancorporation 6.00% 2015	11,585	11,348
Toyota Motor Credit Corp., Series B, 5.25% 2008	20,000	20,075
AXA SA 6.379% (undated)[5,6]	23,000	19,435
HBOS PLC 5.375% (undated)[5,6]	14,515	13,473
HBOS PLC, Series B, 5.92% (undated)[5]	5,000	4,333
Nationwide Financial Services, Inc. 6.75% 2067[6]	20,500	17,360
Société Générale 5.922% (undated)[5,6]	17,500	16,171
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,976
Kimco Realty Corp. 6.00% 2012	4,062	3,965
Kimco Realty Corp., Series C, 5.783% 2016	5,450	5,183
Kimco Realty Corp. 5.70% 2017	2,000	1,881
BNP Paribas 7.195% (undated)[5,6]	16,500	15,948
Berkshire Hathaway Finance Corp. 4.75% 2012	15,000	15,586
State Street Capital Trust IV 5.991% 2077[6]	18,750	15,513
ORIX Corp. 5.48% 2011	14,250	14,152
Financial Security Assurance Holdings Ltd. 6.40% 2066[5,6]	17,000	12,710
Rouse Co. 3.625% 2009	5,000	4,768
Rouse Co. 7.20% 2012	7,646	7,435
Skandinaviska Enskilda Banken AB 4.958% (undated)[5,6]	12,425	11,402
Catlin Insurance Ltd. 7.249% (undated)[5,6]	12,500	11,235
Northern Trust Co. 5.85% 2017[5]	10,150	10,629
Sumitomo Mitsui Banking Corp. 5.625% (undated)[5,6]	11,200	10,607
Principal Life Global Funding I 4.40% 2010[5]	10,000	10,278
Morgan Stanley, Series F, 5.25% 2012	10,000	10,214
Chubb Corp. 6.375% 2037[6]	9,500	9,379
Korea Development Bank 5.30% 2013	9,000	9,167
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative preferred (undated)[5,6]	10,000	9,030
Metropolitan Life Global Funding I, Series 2003-4, 2.60% 2008[5]	5,000	4,985
MetLife, Inc. 5.50% 2014	1,000	1,031
MetLife, Inc. 5.00% 2015	2,500	2,508
Northern Rock PLC 5.60% (undated)[1,5,6]	5,095	3,567
Northern Rock PLC 6.594% (undated)[1,5,6]	5,635	3,945
KeyBank NA 5.50% 2012	7,200	7,483
Boston Properties LP 6.25% 2013	6,500	6,630
SunTrust Banks, Inc. 6.00% 2017	5,750	5,892
Ambac Financial Group, Inc. 5.95% 2035	40	23
Ambac Financial Group, Inc. 6.15% 2087[6]	12,190	5,515
St. Paul Travelers Companies, Inc. 6.25% 2016	5,000	5,255
ING Security Life Institutional Funding 4.448% 2010[5,6]	4,000	4,018
Independence Community Bank 3.75% 2014[6]	4,000	3,940
Assurant, Inc. 5.625% 2014	2,765	2,700
Lloyds TSB Group PLC 6.267% (undated)[5,6]	2,800	2,480
Downey Financial Corp. 6.50% 2014	2,840	2,396
North Front Pass Through Trust 5.81% 2024[5,6]	1,165	1,139
Federal Realty Investment Trust 8.75% 2009	1,000	1,080
		3,801,623

ASSET-BACKED OBLIGATIONS[7] — 2.73%
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-5, FGIC insured, 5.45% 2034	16,000	15,548
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035[1]	27,500	12,375
Residential Funding Mortgage Securities II, Inc., Series 2005-HSA1, Class A-I-5, FGIC insured, 5.48% 2035[6]	5,790	5,235
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[1,6]	5,000	2,500
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-2, MBIA insured, 5.89% 2037[1,6]	20,000	15,000
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[1,6]	22,800	15,960
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[6]	141,622	139,247
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA insured, 2.67% 2011	2,287	2,285
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	12,932	12,489
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	22,000	22,619
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013[1]	20,000	19,150
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 4.62% 2014[1,6]	30,000	26,472
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014[1]	47,000	42,779
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	27,000	26,836
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[1,5]	1,094	1,086
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[1,5]	3,878	3,850
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	5,939	5,945
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[1,5]	7,874	7,608
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[5]	10,718	10,797
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[5]	12,500	12,630
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[5]	20,000	20,345
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[5]	12,000	12,300
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[5]	15,000	14,707
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[5]	18,000	18,152
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[5]	30,000	30,337
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[5]	12,825	13,142
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 4.266% 2013[5,6]	37,000	36,456
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[5]	86,620	85,700
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 4.286% 2015[1,5,6]	15,000	13,977
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	2,873	2,874
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012[1]	33,475	31,550
Triad Automobile Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.52% 2012	49,000	50,523
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013[1]	18,503	18,253
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013[1]	25,000	23,187
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 4-A-4, 5.50% 2037	50,636	48,252
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-2A, 5.802% 2037[1,6]	10,000	8,400
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[6]	67,377	67,934
Citigroup Mortgage Loan Trust, Inc., Series 2006-WMC1, Class A-2C, 3.576% 2035[6]	22,200	20,469
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-2A, 3.526% 2036[6]	7,500	6,573
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFHE2, Class A-3, 3.596% 2036[1,6]	23,749	20,507
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A-2D, 3.616% 2036[1,6]	17,545	15,150
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A-2, 3.526% 2037[6]	20,000	17,866
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A-3B, 3.576% 2037[1,6]	8,000	6,640
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	18,000	18,039
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 4.636% 2013[1,6]	12,000	11,115
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	23,700	24,874
Capital One Multi-asset Execution Trust, Series 2005-1, Class A, 4.306% 2015[6]	25,000	24,574
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 6.486% 2016[6]	7,000	5,831
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	15,000	13,458
CWABS, Inc., Series 2006-24, Class 2-A-3, 3.526% 2037[1,6]	80,000	70,512
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[5]	1,218	1,218
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012[1]	12,236	11,873
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[1,5]	30,000	28,839
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[1,5]	5,000	4,790
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[1,5]	25,000	23,810
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[1,5]	23,431	23,307
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[1,5]	44,000	43,264
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	4,639	4,637
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	7,925	7,979
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	16,300	16,506
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014[1]	35,000	34,377
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	5,892	5,918
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014[1]	32,585	32,777
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014[1]	20,095	20,119
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	5,781	5,768
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011[1]	10,275	10,118
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	22,000	22,242
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	20,000	19,941
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[1,5]	48,860	50,056
BA Credit Card Trust, Series 2008-1, Class A-1, 3.89% 2013[1,5,6]	48,000	48,000
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[1,6]	55,827	29,030
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1,6]	35,357	17,678
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, FGIC insured, 3.616% 2035[1,6]	53,490	46,001
Advanta Business Card Master Trust, Series 2005-A1, Class A-1, 4.004% 2011[6]	17,000	16,947
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 4.064% 2013[6]	29,000	28,248
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[5]	49,450	44,889
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-HE4, Class A-3, 3.526% 2036[6]	15,000	13,300
Morgan Stanley ABS Capital I Inc. Trust, Series 2006-NC5, Class A-2c, 3.526% 2036[6]	10,460	8,437
Morgan Stanley ABS Capital I Inc. Trust, Series 2007-HE6, Class A-3, 3.556% 2037[6]	29,130	22,585
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011[1]	35,500	34,407
Santander Drive Auto Receivables Trust, Series 2007-3, Class A-4-A, FGIC insured, 5.52% 2014[1]	10,000	8,577
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	40,000	42,773
CSAB Mortgage-backed Trust, Series 2006-2, Class A-3-B, 3.626% 2036[6]	20,000	15,966
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1,6]	30,000	26,593
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[5]	25,150	24,102
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[5]	15,000	14,201
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1,6]	30,000	19,557
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1,6]	20,000	10,172
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[1,6]	15,000	7,905
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	34,000	35,004
J.P. Morgan Mortgage Acquisition Trust, Series 2006-CH2, Class A-F-1-B, 5.461% 2036[6]	13,444	13,392
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[6]	23,000	21,297
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 3.466% 2036[6]	15,466	14,794
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 3.436% 2037[6]	19,345	18,511
Structured Asset Securities Corp., Series 2005-S6, Class A2, 3.666% 2035[1,6]	13,166	12,933
Structured Asset Securities Corp., Series 2005-S7, Class A2, 3.676% 2035[1,5,6]	21,618	17,186
Chase Issuance Trust, Series 2007-A9, Class A, 4.266% 2014[6]	30,000	29,276
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027[1]	15,975	12,975
CWHEQ Home Equity Loan Trust, Series 2006-S6, Class A-6, AMBAC insured, 5.657% 2034	10,000	9,028
CWHEQ Home Equity Loan Trust, Series 2006-S9, Class A-1, MBIA insured, 3.476% 2036[6]	5,911	5,736
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 3.516% 2037[1,6]	10,000	8,807
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 3.526% 2037[1,6]	5,000	4,220
CWABS Asset-backed Certificates Trust, Series 2006-8, Class 2-A-3, 3.536% 2046[1,6]	15,000	13,514
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.876% 2034[6]	12,039	10,733
Bear Stearns Asset-backed Securities I Trust, Series 2006-HE6, Class I-A-2, 3.526% 2036[1,6]	17,000	15,131
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	25,000	25,633
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	25,000	25,547
American Express Credit Account Master Trust, Series 2008-1, Class A, 4.22% 2013[6]	25,000	24,989
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	22,000	21,998
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	21,275	21,328
MASTR Asset-backed Securities Trust, Series 2006-FRE1, Class A-4, 3.666% 2035[1,6]	5,000	3,750
MASTR Asset-backed Securities Trust, Series 2007-WMC1, Class A-4, 3.536% 2037[1,6]	25,000	16,500
Providian Master Note Trust, Series 2005-A1, Class A, 4.296% 2012[5,6]	20,000	19,978
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	19,000	19,475
Capital One Auto Finance Trust, Series 2006-A, Class A-4, AMBAC insured, 4.246% 2012[6]	20,000	19,315
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	12,500	12,717
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 4.386% 2014[6]	3,249	3,213
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	3,440	3,349
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 4.556% 2034[1,6]	22,888	18,681
Reliant Energy Transition Bond Company LLC, Series 2008-1, Class A-1, 4.192% 2019[1]	18,000	18,013
Argent Securities Trust, Series 2006-W3, Class A-2C, 3.556% 2036[6]	21,500	17,808
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[1,5]	7,147	6,988
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[1,5]	11,060	10,711
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,970	17,590
Citibank Credit Card Issuance Trust, Class 2004-A7, 5.12% 2013[6]	17,000	16,774
Home Equity Asset Trust, Series 2004-7, Class M-2, 4.036% 2035[6]	20,000	16,667
DT Auto Owner Trust, Series 2005-B, Class A-3, XLCA insured, 4.429% 2010[5]	15,519	15,558
Fremont Home Loan Trust, Series 2006-B, Class 2-A-3, 3.536% 2036[6]	17,155	14,600
Structured Asset Investment Loan Trust, Series 2006-3, Class A-4, 3.466% 2036[6]	15,000	14,544
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[5]	13,886	14,133
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[1,5]	15,000	14,062
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[1,5,6]	15,000	13,800
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C, 5.236% 2013[1,6]	15,000	13,756
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, 4.386% 2037[1,6]	17,823	13,474
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[5]	13,248	13,357
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[1]	8,922	8,342
RAMP Trust, Series 2004-RS12, Class M-I-1, 5.186% 2034[1]	6,000	4,800
GMACM Home Loan Trust, Series 2006-HLTV1, Class A-5, FGIC insured, 6.01% 2029[1,6]	16,901	12,676
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	12,000	12,317
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	12,000	12,302
Accredited Mortgage Loan Trust, Series 2007-1, Class A-3, 3.506% 2037[6]	15,000	12,049
FFMLT Trust, Series 2006-FF4, Class A-2, 3.566% 2036[6]	12,400	11,619
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	10,875	11,095
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[5]	5,689	5,690
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010[5]	5,055	5,075
MBNA Master Credit Card Trust II, Series 2001-B, Class A, 4.496% 2013[6]	5,150	5,120
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 4.836% 2013[6]	5,000	4,900
SACO I Trust, Series 2006-12, Class I-A, 3.516% 2036[6]	13,785	9,649
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027[1]	5,305	5,297
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031[1]	3,000	2,940
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[5]	8,438	8,212
Home Equity Mortgage Loan Asset-backed Trust, Series INABS 2006-E, Class 2A-2, 3.496% 2037[1,6]	9,000	8,080
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1,6]	8,653	7,718
Merrill Lynch Mortgage Investors, Inc., Series 2007-HE1, Class A-2C, 3.606% 2037[1,6]	9,000	7,008
CarMax Auto Owner Trust, Series 2007-3, Class B, 6.12% 2013[1]	7,000	6,810
Popular ABS Mortgage Pass-Through Trust, Series 2004-5, Class AF-6, 4.747% 2034	5,800	5,418
BNC Mortgage Loan Trust, Series 2007-2, Class M4, 4.096% 2037[1,6]	9,000	2,868
BNC Mortgage Loan Trust, Series 2007-2, Class M5, 4.276% 2037[1,6]	4,500	1,274
BNC Mortgage Loan Trust, Series 2007-2, Class M6, 4.676% 2037[1,6]	2,500	631
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032[1]	4,946	4,755
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 4.323% 2019[1,5,6]	5,219	4,645
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 4.176% 2034[1,6]	2,110	1,966
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 4.276% 2034[1,6]	1,622	1,217
Soundview Home Loan Trust, Series 2007-OPT1, Class M-4, 3.976% 2037[1,6]	9,500	3,028
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	2,265	2,279
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023[1]	2,355	2,249
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011	1,399	1,366
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.934% 2031[6]	1,201	1,198
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-3, FGIC insured, 4.45% 2034	879	876
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class A-2A, 3.796% 2033[6]	130	123
		2,905,452

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 2.66%
U.S. Treasury 3.25% 2009	50,000	51,012
U.S. Treasury 5.50% 2009	20,000	20,852
U.S. Treasury 6.00% 2009	190,000	200,999
U.S. Treasury 5.75% 2010	40,000	43,472
U.S. Treasury 6.50% 2010	190,000	206,283
U.S. Treasury 4.50% 2011	19,250	20,617
U.S. Treasury 5.00% 2011	40,000	43,434
U.S. Treasury 5.00% 2011	20,000	21,603
U.S. Treasury 3.00% 2012[1,8]	87,655	97,062
U.S. Treasury 3.875% 2012	6,750	7,071
U.S. Treasury 4.25% 2013	2,750	2,935
U.S. Treasury 12.00% 2013	80,000	84,150
U.S. Treasury 11.75% 2014	95,000	110,928
U.S. Treasury 12.50% 2014	80,000	92,525
U.S. Treasury 13.25% 2014	80,000	91,262
U.S. Treasury Principal Strip 0% 2014	85,500	69,434
U.S. Treasury 11.25% 2015	30,000	44,894
U.S. Treasury 7.50% 2016	40,000	51,628
U.S. Treasury 9.25% 2016	200,000	280,454
U.S. Treasury 2.375% 2017[1,8]	78,151	85,732
U.S. Treasury Principal Strip 0% 2018	11,460	7,578
U.S. Treasury 6.50% 2026	34,250	43,717
U.S. Treasury Principal Strip 0% 2037	103,500	28,751
Fannie Mae 7.125% 2010	215,000	236,461
Fannie Mae 6.00% 2011	105,000	114,856
Fannie Mae 5.25% 2012	100,000	106,582
Fannie Mae 6.125% 2012	65,000	72,147
Fannie Mae 5.25% 2016	5,000	5,431
Freddie Mac 4.875% 2008	75,000	75,925
Freddie Mac 5.75% 2009	50,000	51,681
Freddie Mac 6.625% 2009	105,000	111,546
Freddie Mac 7.00% 2010	65,000	70,715
Freddie Mac 5.875% 2011	100,000	108,767
Federal Agricultural Mortgage Corp. 4.25% 2008	25,000	25,185
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	30,000	31,558
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	25,000	26,755
Federal Home Loan Bank 5.625% 2016	74,375	80,436
CoBank ACB 5.591% 2022[5,6]	16,350	14,697
		2,839,135

CONSUMER DISCRETIONARY — 0.87%
Comcast Cable Communications, Inc. 6.875% 2009	18,000	18,646
Comcast Corp. 5.45% 2010	9,500	9,812
Comcast Cable Communications, Inc. 6.75% 2011	23,090	24,340
Tele-Communications, Inc. 7.875% 2013	10,000	11,072
Comcast Corp. 5.85% 2015	31,000	31,400
Comcast Corp. 6.30% 2017	10,000	10,322
Comcast Corp. 6.95% 2037	5,000	5,155
Time Warner Inc. 5.109% 2009[6]	15,000	14,566
Time Warner Inc. 5.50% 2011	10,000	10,107
Time Warner Companies, Inc. 9.125% 2013	10,000	11,466
Time Warner Inc. 5.875% 2016	35,900	35,375
Time Warner Companies, Inc. 7.25% 2017	2,500	2,691
AOL Time Warner Inc. 7.625% 2031	5,000	5,417
Federated Department Stores, Inc. 6.625% 2008	20,000	20,272
Federated Retail Holdings, Inc. 5.35% 2012	6,896	6,714
Federated Retail Holdings, Inc. 5.90% 2016	53,144	49,619
Marriott International, Inc., Series J, 5.625% 2013	43,000	44,045
Marriott International, Inc., Series I, 6.375% 2017	22,750	23,658
J.C. Penney Co., Inc. 7.375% 2008	1,300	1,316
J.C. Penney Co., Inc. 8.00% 2010	31,925	33,565
J.C. Penney Co., Inc. 9.00% 2012	8,480	9,580
J.C. Penney Corp., Inc. 5.75% 2018	12,900	12,136
J.C. Penney Corp., Inc. 6.375% 2036	7,100	6,287
News America Holdings Inc. 9.25% 2013	5,200	6,074
News America Inc. 5.30% 2014	5,000	5,070
News America Holdings Inc. 8.00% 2016	2,000	2,309
News America Inc. 7.25% 2018	4,250	4,648
News America Holdings Inc. 8.25% 2018	10,000	11,878
News America Inc. 6.40% 2035	1,000	990
News America Inc. 6.65% 2037[5]	27,600	28,112
Target Corp. 5.125% 2013	18,400	19,006
Target Corp. 6.00% 2018	34,000	35,460
Viacom Inc. 5.75% 2011	13,500	13,846
Viacom Inc. 6.25% 2016	31,000	31,372
Clear Channel Communications, Inc. 6.625% 2008	8,245	8,245
Chancellor Media Corp. of Los Angeles 8.00% 2008	34,000	34,510
Walt Disney Co. 5.70% 2011	4,000	4,250
Walt Disney Co. 4.70% 2012	25,000	25,589
Walt Disney Co. 5.625% 2016	6,000	6,277
Centex Corp. 4.55% 2010	2,000	1,771
Centex Corp. 7.875% 2011	2,000	1,924
Centex Corp. 5.25% 2015	12,500	10,390
Centex Corp. 6.50% 2016	22,560	20,109
Toll Brothers, Inc. 6.875% 2012	19,000	18,553
Toll Brothers, Inc. 4.95% 2014	7,950	7,080
Toll Brothers, Inc. 5.15% 2015	9,100	8,197
McGraw-Hill Companies, Inc. 5.90% 2017	33,000	32,721
D.R. Horton, Inc. 5.25% 2015	2,240	1,893
D.R. Horton, Inc. 5.625% 2016	2,310	2,010
D.R. Horton, Inc. 6.50% 2016	21,690	18,979
Ryland Group, Inc. 5.375% 2012	12,000	11,054
Ryland Group, Inc. 5.375% 2015	12,000	10,537
DaimlerChrysler North America Holding Corp. 4.05% 2008	6,480	6,490
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,139
DaimlerChrysler North America Holding Corp. 8.00% 2010	10,000	10,870
Gap, Inc. 10.05% 2008[6]	19,460	19,985
MDC Holdings, Inc. 7.00% 2012	2,000	2,092
MDC Holdings, Inc. 5.375% 2014	15,000	14,672
Harrah’s Operating Co., Inc. 5.50% 2010	4,325	3,884
Harrah’s Operating Co., Inc. 5.625% 2015	10,000	6,359
Harrah’s Operating Co., Inc. 6.50% 2016	10,000	6,409
Carnival Corp. 6.15% 2008	15,725	15,801
Thomson Corp. 6.20% 2012	14,000	14,829
Pulte Homes, Inc. 7.875% 2011	12,000	11,655
NVR, Inc. 5.00% 2010	8,000	8,062
Limited Brands, Inc. 6.90% 2017	7,810	7,463
Home Depot, Inc. 5.116% 2009[6]	7,500	7,342
Lowe’s Companies, Inc. 8.25% 2010	5,455	6,050
Kohl’s Corp. 6.30% 2011	1,200	1,252
Kohl’s Corp. 7.375% 2011	1,555	1,698
Delphi Automotive Systems Corp. 6.50% 2009[9]	1,200	474
		928,941

ENERGY — 0.81%
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[5]	12,000	12,300
Williams Companies, Inc. 6.375% 2010[5]	12,000	12,390
Williams Companies, Inc. 6.729% 2010[5,6]	5,000	5,138
Williams Companies, Inc. 7.125% 2011	10,000	10,700
Williams Companies, Inc. 8.125% 2012	16,300	17,889
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012	8,000	9,080
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,000	5,200
Williams Companies, Inc. 7.875% 2021	34,275	37,960
Devon Financing Corp., ULC 6.875% 2011	83,500	91,195
Enterprise Products Operating LP 4.95% 2010	20,000	20,352
Enterprise Products Operating LP 7.50% 2011	24,000	25,946
Enterprise Products Operating LP, Series B 6.375% 2013	7,400	7,856
Enterprise Products Partners LP 5.60% 2014	18,100	18,275
Enterprise Products Operating LP, Series B, 5.00% 2015	1,900	1,842
Enterprise Products Operating LP 6.875% 2033	10,000	10,303
Kinder Morgan Energy Partners LP 6.75% 2011	7,284	7,739
Kinder Morgan Energy Partners LP 5.85% 2012	10,000	10,456
Kinder Morgan Energy Partners LP 5.00% 2013	13,690	13,625
Kinder Morgan Energy Partners LP 5.125% 2014[1]	30,703	30,237
Kinder Morgan Energy Partners LP 6.00% 2017	12,750	12,913
Gaz Capital SA 6.51% 2022[5]	67,365	63,828
Apache Corp. 6.25% 2012	55,000	59,258
Canadian Natural Resources Ltd. 5.45% 2012	8,000	8,230
Canadian Natural Resources Ltd. 5.70% 2017	38,500	38,741
Enbridge Inc. 5.80% 2014	33,500	34,463
Enbridge Inc. 5.60% 2017	9,250	9,242
TransCanada PipeLines Ltd. 6.35% 2067[6]	45,450	42,393
Transocean Inc. 5.25% 2013	15,000	15,486
Transocean Inc. 6.00% 2018	25,335	26,027
XTO Energy Inc. 5.90% 2012	17,000	18,046
XTO Energy Inc. 5.65% 2016	15,000	15,248
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5,7]	3,459	3,465
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	545	546
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,7]	27,650	27,006
Pemex Finance Ltd. 8.875% 2010[7]	9,942	10,442
Pemex Project Funding Master Trust 5.75% 2018[5]	12,750	13,024
Enbridge Energy Partners, LP 5.35% 2014	3,700	3,697
Enbridge Energy Partners, LP 8.05% 2067[6]	17,355	16,722
Marathon Oil Corp. 6.00% 2017	19,000	19,753
Sunoco, Inc. 6.75% 2011	7,500	8,107
Sunoco, Inc. 4.875% 2014	9,250	9,018
Rockies Express Pipeline LLC 5.776% 2009[5,6]	17,000	17,044
Duke Capital Corp. 7.50% 2009	10,000	10,508
Gulfstream Natural Gas 5.56% 2015[5]	10,000	10,030
Southern Natural Gas Co. 5.90% 2017[5]	7,460	7,504
El Paso Natural Gas Co. 5.95% 2017	2,000	2,019
Energy Transfer Partners, LP 5.95% 2015	5,930	5,931
Husky Energy Inc. 6.20% 2017	4,000	4,188
		861,362

HEALTH CARE — 0.75%
Cardinal Health, Inc. 6.25% 2008	13,155	13,311
Cardinal Health, Inc. 6.75% 2011	100,250	107,196
Cardinal Health, Inc. 5.85% 2017	10,000	10,367
UnitedHealth Group Inc. 4.125% 2009	20,165	20,256
UnitedHealth Group Inc. 5.09% 2010[5,6]	15,600	15,238
UnitedHealth Group Inc. 5.25% 2011	1,585	1,616
UnitedHealth Group Inc. 5.375% 2016	24,650	24,110
UnitedHealth Group Inc. 6.00% 2017[5]	45,000	45,753
WellPoint, Inc. 5.00% 2011	37,000	37,797
WellPoint, Inc. 5.875% 2017	56,000	57,085
WellPoint, Inc. 6.375% 2037	11,000	10,784
Hospira, Inc. 4.95% 2009	48,950	49,667
Hospira, Inc. 5.31% 2010[6]	7,120	7,042
Hospira, Inc. 5.55% 2012	20,000	20,836
Hospira, Inc. 5.90% 2014	5,860	6,081
Hospira, Inc. 6.05% 2017	4,315	4,463
AstraZeneca PLC 5.40% 2012	61,000	64,450
AstraZeneca PLC 5.40% 2014	9,000	9,276
Schering-Plough Corp. 6.00% 2017	70,000	72,312
Coventry Health Care, Inc. 6.30% 2014	8,750	9,108
Coventry Health Care, Inc. 5.95% 2017	52,725	52,483
Humana Inc. 6.45% 2016	40,875	42,021
Humana Inc. 6.30% 2018	16,335	16,503
Wyeth 4.375% 2008[6]	48,531	48,566
Boston Scientific Corp. 6.00% 2011	14,875	14,578
Boston Scientific Corp. 6.40% 2016	1,000	925
Aetna Inc. 5.75% 2011	12,500	13,046
Amgen Inc. 4.00% 2009	10,000	10,078
Universal Health Services, Inc. 7.125% 2016	6,820	7,449
Abbott Laboratories 5.60% 2017	2,675	2,797
		795,194

TELECOMMUNICATION SERVICES — 0.68%
SBC Communications Inc. 4.125% 2009	10,000	10,036
SBC Communications Inc. 6.25% 2011	35,000	37,110
AT&T Wireless Services, Inc. 7.875% 2011	76,700	84,435
SBC Communications Inc. 5.875% 2012	10,000	10,586
AT&T Inc. 4.95% 2013	35,000	35,874
SBC Communications Inc. 5.10% 2014	4,250	4,276
AT&T Inc. 5.50% 2018	17,050	17,140
AT&T Corp 8.00% 2031[6]	17,000	20,518
US Unwired Inc., Series B, 10.00% 2012	33,305	35,004
Nextel Communications, Inc., Series E, 6.875% 2013	38,656	36,089
Nextel Communications, Inc., Series F, 5.95% 2014	80,162	70,805
Sprint Capital Corp. 6.90% 2019	10,000	9,157
Telecom Italia Capital SA 4.00% 2010	10,880	10,761
Telecom Italia Capital SA, Series B, 5.25% 2013	59,500	59,842
Telecom Italia Capital SA 7.20% 2036	11,370	12,047
British Telecommunications PLC 8.625% 2010[6]	4,200	4,685
British Telecommunications PLC 5.15% 2013	35,000	35,979
British Telecommunications PLC 5.95% 2018	11,000	11,315
British Telecommunications PLC 9.125% 2030	9,300	12,148
Verizon Global Funding Corp. 7.25% 2010	10,000	10,847
Verizon Global Funding Corp. 7.375% 2012	17,000	19,087
Verizon Communications Inc. 5.50% 2017	20,000	20,357
PCCW-HKT Capital Ltd. 8.00% 2011[5,6]	22,450	25,322
PCCW-HKT Capital Ltd. 8.00% 2011[6]	1,800	2,030
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	11,900	11,641
Singapore Telecommunications Ltd. 6.375% 2011	9,825	10,665
Singapore Telecommunications Ltd. 6.375% 2011[5]	3,490	3,788
Singapore Telecommunications Ltd. 7.375% 2031[5]	12,600	14,521
Vodafone Group PLC 5.625% 2017	17,100	17,176
Vodafone Group PLC 6.15% 2037	11,000	10,814
Koninklijke KPN NV 8.00% 2010	12,550	13,541
Koninklijke KPN NV 8.375% 2030	8,180	9,789
Telefónica Emisiones, SAU 5.984% 2011	20,000	20,803
France Télécom 7.75% 2011[6]	10,600	11,552
Deutsche Telekom International Finance BV 8.00% 2010[6]	5,100	5,502
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	3,000	3,145
		728,387

UTILITIES — 0.49%
Commonwealth Edison Co., First Mortgage Bonds, Series 99, 3.70% 2008	2,750	2,750
Exelon Corp. 4.45% 2010	15,000	15,069
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	14,000	14,276
Exelon Corp. 6.75% 2011	2,000	2,110
Exelon Generation Co., LLC 6.95% 2011	21,600	22,899
Exelon Corp. 4.90% 2015	5,000	4,817
Commonwealth Edison Co., First Mortgage Bonds, Series 104, 5.95% 2016	5,000	5,148
Appalachian Power Co., Series J, 4.40% 2010	10,000	10,111
Ohio Power Co., Series J, 5.30% 2010	18,000	18,770
Appalachian Power Co., Series M, 5.55% 2011	10,000	10,296
Appalachian Power Co., Series I, 4.95% 2015	15,000	14,560
Indiana Michigan Power Co. 5.65% 2015	11,000	11,095
Scottish Power PLC 4.91% 2010	30,000	30,430
Scottish Power PLC 5.375% 2015	25,000	24,728
Cilcorp Inc. 8.70% 2009	17,025	18,136
AmerenEnergy Generating Co., Series D, 8.35% 2010	6,500	7,192
Union Electric Co. 4.65% 2013	4,250	4,233
Illinois Power Co. 6.125% 2017[5]	15,000	15,630
Cilcorp Inc. 9.375% 2029	5,000	5,782
Alabama Power Co., Series X, 3.125% 2008	1,800	1,795
Alabama Power Co., Series R, 4.70% 2010	1,750	1,806
Alabama Power Co., Series 2007-D, 4.85% 2012	32,350	33,147
Constellation Energy Group, Inc. 6.125% 2009	11,000	11,295
Constellation Energy Group, Inc. 7.00% 2012	15,000	16,151
Constellation Energy Group, Inc. 4.55% 2015	5,000	4,675
Abu Dhabi National Energy Co. PJSC (TAQA) 5.62% 2012[5]	30,000	30,604
National Grid PLC 6.30% 2016	28,225	29,427
PSEG Power LLC 3.75% 2009	10,000	9,984
PSEG Power LLC 7.75% 2011	15,000	16,349
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	18,000	20,340
Centerpoint Energy, Inc., Series B, 6.85% 2015	5,000	5,306
Dominion Resources, Inc., Series B, 4.125% 2008	10,000	9,999
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	10,311	10,537
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,000	3,065
Virginia Electric and Power Co., Series A, 6.00% 2037	2,000	1,987
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	25,000	25,228
MidAmerican Energy Co. 5.125% 2013	1,500	1,544
MidAmerican Energy Co. 5.95% 2017	20,000	21,137
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	10,000	9,995
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,500	5,573
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,100
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.15% 2015	5,000	5,077
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	1,000	1,003
		519,156

INDUSTRIALS — 0.39%
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	10,396	10,414
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	4,860	4,857
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	9,514	9,251
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	2,000	1,850
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	14,182	14,466
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	15,273	15,769
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[7]	11,930	11,811
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	39,450	40,696
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	41,770	42,149
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	3,302	3,408
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,7]	37,497	40,025
Caterpillar Financial Services Corp., Series F, 3.314% 2008[6]	1,000	996
Caterpillar Inc. 4.50% 2009	17,785	18,016
Caterpillar Financial Services Corp. 4.30% 2010	4,300	4,357
Caterpillar Financial Services Corp., Series F, 5.125% 2011	3,000	3,094
Caterpillar Financial Services Corp., Series F, 4.85% 2012	4,290	4,393
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,000	2,040
Caterpillar Inc. 6.05% 2036	1,600	1,638
Waste Management, Inc. 6.50% 2008	6,180	6,319
Waste Management, Inc. 7.375% 2010	20,000	21,352
Waste Management, Inc. 5.00% 2014	890	870
Raytheon Co. 4.85% 2011	16,000	16,423
Raytheon Co. 6.40% 2018	1,580	1,736
Raytheon Co. 6.75% 2018	2,420	2,745
Raytheon Co. 7.00% 2028	4,000	4,477
Tyco International Group SA 6.125% 2008	13,000	13,163
Tyco International Group SA 6.125% 2009	7,000	7,163
Tyco International Group SA 7.00% 2028	745	719
Tyco International Group SA 6.875% 2029	1,425	1,357
Atlas Copco AB 5.60% 2017[5]	17,290	17,588
CSX Corp. 5.75% 2013	15,000	15,463
Union Pacific Corp. 5.75% 2017	5,405	5,459
Union Pacific Corp. 5.70% 2018	9,870	9,837
Northrop Grumman Systems Corp. 7.125% 2011	12,700	13,793
John Deere Capital Corp. 4.875% 2009	6,000	6,079
John Deere Capital Corp. 5.10% 2013	1,700	1,757
John Deere Capital Corp., Series D, 5.50% 2017	5,350	5,517
Hutchison Whampoa International Ltd. 6.50% 2013[5]	11,800	12,533
Lockheed Martin Corp. 7.65% 2016	4,000	4,662
Lockheed Martin Corp. 6.15% 2036	3,000	3,113
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	1,727	1,719
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	2,561	2,539
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1,7]	3,405	3,243
BNSF Funding Trust I 6.613% 2055[6]	2,695	2,469
		411,325

CONSUMER STAPLES — 0.20%
CVS Corp. 7.77% 2012[5,7]	2,167	2,318
CVS Corp. 6.117% 2013[5,7]	1,812	1,835
CVS Corp. 5.298% 2027[5,7]	12,856	12,131
CVS Caremark Corp. 6.943% 2030[5,7]	35,000	36,389
Kroger Co. 6.40% 2017	48,135	51,258
Safeway Inc. 6.35% 2017	30,000	31,791
Delhaize Group 6.50% 2017	28,410	29,176
Tyson Foods, Inc. 6.85% 2016[6]	20,000	20,115
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[1,7]	16,000	18,880
Tesco PLC 5.50% 2017[5]	10,000	10,180
		214,073

INFORMATION TECHNOLOGY — 0.20%
Electronic Data Systems Corp., Series B, 6.50% 2013[6]	54,980	56,043
Electronic Data Systems Corp. 7.45% 2029	15,000	14,721
National Semiconductor Corp. 6.15% 2012	31,805	33,176
National Semiconductor Corp. 6.60% 2017	28,000	29,692
Jabil Circuit, Inc. 5.875% 2010	19,185	19,502
Jabil Circuit, Inc. 8.25% 2018[5]	15,500	15,229
Western Union Co. 5.055% 2008[6]	20,000	19,825
Cisco Systems, Inc. 5.25% 2011	14,000	14,575
Sabre Holdings Corp. 8.35% 2016	10,000	8,150
Motorola, Inc. 7.625% 2010	1,590	1,671
		212,584

MATERIALS — 0.19%
UPM-Kymmene Corp. 5.625% 2014[5]	41,490	40,487
Stora Enso Oyj 6.404% 2016[5]	36,000	35,980
Rohm and Haas Co. 5.60% 2013	19,470	20,306
Rohm and Haas Co. 6.00% 2017	835	860
E.I. du Pont de Nemours and Co. 4.125% 2010	4,000	4,054
E.I. du Pont de Nemours and Co. 5.00% 2013	12,410	12,856
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,522
Lafarge 6.15% 2011	15,000	15,620
Packaging Corp. of America 4.375% 2008	14,000	13,991
C10 Capital (SPV) Ltd. 6.722% (undated)[5,6]	12,755	11,190
Dow Chemical Co. 5.75% 2008	10,500	10,671
Arbermarle Corp. 5.10% 2015	7,000	6,880
Praxair, Inc. 2.75% 2008	6,350	6,335
International Paper Co. 5.85% 2012	5,247	5,481
Commercial Metals Co. 6.50% 2017	4,675	5,046
Nucor Corp. 5.75% 2017	3,250	3,359
Nucor Corp. 6.40% 2037	1,600	1,629
ICI Wilmington, Inc. 4.375% 2008	4,000	4,024
ICI Wilmington, Inc. 5.625% 2013	500	521
Alcan Inc. 6.45% 2011	1,000	1,076
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	330
		202,218

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.06%
Russian Federation 7.50% 2030[7]	46,827	54,085
Corporación Andina de Fomento 6.875% 2012	10,000	10,738
		64,823

MUNICIPALS — 0.02%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,000	13,346
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025[1]	9,333	9,276
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	4,183	4,097
		26,719

Total bonds & notes (cost: $22,874,829,000)		22,764,509

Short-term securities — 8.66%

Federal Home Loan Bank 2.62%–4.62% due 2/1–6/20/2008[10]	2,330,101	2,320,461
Freddie Mac 4.115%–4.84% due 2/4–4/28/2008[10]	1,652,705	1,645,719
U.S. Treasury Bills 3.245%–4.01% due 2/14–6/12/2008	517,500	515,716
General Electric Capital Corp. 3.00%–4.83% due 2/1–4/24/2008	234,300	233,490
Edison Asset Securitization LLC 4.74%–5.00% due 2/7–4/7/2008[5]	120,000	119,486
General Electric Capital Services, Inc. 4.82% due 2/26/2008	50,000	49,827
General Electric Co. 4.52% due 3/17/2008	50,000	49,753
JPMorgan Chase & Co. 4.55%–5.00% due 2/8–3/24/2008	332,200	331,211
Park Avenue Receivables Co., LLC 4.85% 3/18/2008[5]	51,868	51,575
Jupiter Securitization Co., LLC 3.10%–4.65% due 2/1–3/20/2008[5]	36,000	35,854
United Parcel Service Inc. 4.17%–4.50% due 2/12–3/31/2008[5]	375,000	373,520
Procter & Gamble International Funding S.C.A. 2.99%–4.55% due 2/13–3/20/2008[5]	370,500	369,165
Bank of America Corp. 4.665%–5.005% due 2/1–3/28/2008	316,700	315,779
Ranger Funding Co. LLC 3.15% due 2/6/2008[5]	35,000	34,982
Federal Farm Credit Banks 4.27%–4.58% due 2/5–3/7/2008	325,000	324,134
Coca-Cola Co. 2.93%–4.50% due 2/21–4/29/2008[5]	303,700	302,186
Fannie Mae 2.62%–4.26% due 2/22–6/18/2008	289,776	288,535
Wells Fargo & Co. 3.17%–3.90% due 2/15–3/18/2008	240,000	239,315
International Bank for Reconstruction and Development 4.18%–4.20% due 4/24–4/29/2008	200,000	198,546
John Deere Capital Corp. 2.96%–4.56% due 2/7–4/10/2008[5]	177,000	176,496
IBM International Group Capital LLC 4.22%–4.47% due 2/14–2/27/2008[5]	118,000	117,700
IBM Capital Inc. 4.18% due 3/18/2008[5]	50,000	49,747
International Lease Finance Corp. 2.93%–4.28% due 2/12–4/14/2008[10]	137,000	136,462
Johnson & Johnson 3.60% due 3/18–3/25/2008[5]	125,000	124,408
Union Bank of California, N.A. 4.38% due 4/8–4/10/2008	100,000	100,248
Citigroup Funding Inc. 4.70% due 2/5/2008	50,000	49,964
CAFCO, LLC 4.32% due 2/28/2008[5]	50,000	49,832
Honeywell International Inc. 3.67%–4.35% due 2/28–3/7/2008[5]	89,800	89,471
Pfizer Inc 4.33% due 5/1–6/13/2008[5]	71,500	70,771
Paccar Financial Corp. 4.18% due 3/13–3/18/2008	68,979	68,645
Variable Funding Capital Corp. 4.35% due 2/11/2008[5]	59,800	59,720
NetJets Inc. 4.18%–4.30% due 2/20–3/10/2008[5]	50,000	49,816
AT&T Inc. 3.00% due 2/1/2008[5]	45,000	44,996
Harley-Davidson Funding Corp. 4.25% due 3/3/2008[5]	45,000	44,816
Private Export Funding Corp. due 3/31–5/9/2008[5]	45,000	44,714
Chevron Funding Corp. 4.30% due 2/19/2008	40,000	39,909
Anheuser-Busch Cos. Inc. 4.35% due 2/11/2008[5]	25,000	24,961
Eaton Corp. 4.52% due 2/13/2008[5]	25,000	24,955
PepsiCo Inc. 3.03% due 2/25/2008[5]	25,000	24,947
E.I. duPont de Nemours and Co. 2.98% due 2/27/2008[5]	20,000	19,955
HSBC Finance Corp. 4.70% due 2/12/2008	16,200	16,173

Total short-term securities (cost: $9,220,729,000)		9,227,960

Total investment securities (cost: $93,975,014,000)		$106,697,792
Other assets less liabilities		(106,592)

Net assets		$106,591,200

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $44,651,344,000.
[2]	The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
[3]	Security did not produce income during the last 12 months.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred	1/15/2008	$22,500	$24,323	.02%
Macquarie Communications Infrastructure Group	4/23/2007	21,994	19,579	.02

Total restricted securities		$44,494	$43,902	.04%

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,357,455,000, which represented 5.03% of the net assets of the fund.

[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Index-linked bond whose principal amount moves with a government retail price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended January 31, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend and interest income (000)	Market value of affiliates at 1/31/08 (000)

UST Inc.	8,178,000	364,000	—	8,542,000	$4,907	$443,842
Embarq Corp.	7,597,327	1,666,000	—	9,263,327	5,249	419,629
Macquarie Infrastructure Group	142,568,021	—	—	142,568,021	10,405	393,466
Macquarie Airports	102,521,281	—	9,252,544	93,268,737	12,252	330,115
iStar Financial, Inc.	8,207,550	—	—	8,207,550	9,192	218,977
iStar Financial, Inc. 5.375% 2010	$25,675,000	—	—	$25,675,000	349	23,870
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	—	—	$10,000,000	125	8,896
iStar Financial, Inc., Series F, 7.80%
cumulative redeemable	400,000	—	—	400,000	195	7,800
iStar Financial, Inc. 5.80% 2011	$7,600,000	—	—	$7,600,000	110	6,795
iStar Financial, Inc.,
Series B, 4.875% 2009	$2,000,000	—	—	$2,000,000	25	1,959
SBM Offshore NV	8,335,188	—	—	8,335,188	—	241,016
RPM International, Inc.	6,900,000	—	—	6,900,000	1,311	149,316
SP AusNet	135,553,825	—	—	135,553,825	6,749	149,094
Macquarie Communications
Infrastructure Group	26,596,968	—	—	26,596,968	4,720	120,205
Macquarie Communications
Infrastructure Group	4,332,067	—	—	4,332,067	727	19,579
Greene King PLC	3,927,110	3,740,961	—	7,668,071	753	114,686
S P Setia Bhd.*	33,575,000	32,002,500	—	65,577,500	—	101,855
S P Setia Bhd. Group	—	20,112,500	20,112,500	—	—	—
S P Setia Bhd., warrants, expire 2013	—	5,240,000	5,240,000	—	—	—
S P Setia Bhd. Group, rights, expire 2008	—	10,056,250	10,056,250	—	—	—
VastNed Retail NV	845,106	—	—	845,106	—	82,567
Singapore Post Private Ltd.	107,025,000	—	—	107,025,000	923	81,941
Fisher & Paykel Healthcare Corp. Ltd.	33,221,000	—	—	33,221,000	1,379	79,278
Macquarie International
Infrastructure Fund Ltd.	83,170,000	—	—	83,170,000	—	51,557
PaperlinX Ltd.	22,547,000	—	—	22,547,000	—	44,285
BELIMO Holding AG	29,774	12,476	—	42,250	—	37,990
Fortune Real Estate Investment Trust	52,408,500	—	—	52,408,500	—	37,052
Ekornes ASA	1,830,425	150,000	—	1,980,425	—	34,472
CapitaRetail China Trust*	23,007,000	7,830,000	—	30,837,000	—	33,491
TICON Industrial Connection PCL	41,951,000	—	—	41,951,000	—	24,068
Cambridge Industrial Trust	51,975,000	—	—	51,975,000	33	23,399
Allco Commercial REIT	44,940,001	—	—	44,940,001	—	21,284
Fong’s Industries Co. Ltd.	36,590,000	—	—	36,590,000	—	21,175
Oakton Ltd.	4,617,960	—	—	4,617,960	—	20,057
CitySpring Infrastructure Trust	29,250,000	—	2,382,000	26,868,000	325	14,723
Compass Minerals International, Inc.†	2,090,758	—	1,185,031	905,727	669	—
					$60,398	$3,358,439

*	This security was in its initial period of acquisition at 10/31/2007 and was not publicly disclosed.
†	Unaffiliated issuer at 1/31/2008.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,758,086
Gross unrealized depreciation on investment securities	(4,448,542)
Net unrealized appreciation on investment securities	12,309,544
Cost of investment securities for federal income tax purposes	94,388,248

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-912-0308O-S10868

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Catherine M. Ward
Catherine M. Ward, Principal Executive Officer

Date: March 28, 2008

By /s/ Sheryl F. Johnson
Sheryl F. Johnson, Treasurer and Principal Financial Officer

Date: March 28, 2008